Revenue - Summary of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Sales-based royalties	$ 25	$ 125	$ 108
Revenue	$ 25	$ 125	$ 108